Share Capital - Summary of Options Outstanding (Details)		3 Months Ended
		Jul. 31, 2024 shares $ / shares	Jul. 31, 2024 shares $ / shares	Apr. 30, 2024 shares	Apr. 30, 2023 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares		$ 7.14
Remaining life (year)		3 years 2 months 8 days
Options outstanding		1,490,616	1,490,616	1,521,367	1,884,428
Unvested		429,428	429,428
Vested		1,061,188	1,061,188
Option Expiry Date September 1, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 1, 2025
Exercise price | $ / shares		$ 8.5
Remaining life (year)		1 year 1 month 2 days
Options outstanding		220,000	220,000
Unvested		0	0
Vested		220,000	220,000
Option Expiry Date January 6, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 6, 2026
Exercise price | $ / shares		$ 20.3
Remaining life (year)		1 year 5 months 8 days
Options outstanding		146,000	146,000
Unvested		0	0
Vested		146,000	146,000
Option Expiry Date January 2, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 2, 2026
Exercise price | $ / shares		$ 6.89
Remaining life (year)		1 year 5 months 1 day
Options outstanding		5,650	5,650
Unvested		0	0
Vested		5,650	5,650
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		2 years 5 months 8 days
Options outstanding		235,000	235,000
Unvested		0	0
Vested		235,000	235,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		2 years 5 months 12 days
Options outstanding		16,000	16,000
Unvested		0	0
Vested		16,000	16,000
Option Expiry Date February 19, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2027
Exercise price | $ / shares	[1]	$ 5.79
Remaining life (year)	[1]	2 years 9 months 14 days
Options outstanding	[1]	64,000	64,000
Unvested	[1]	0	0
Vested	[1]	64,000	64,000
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2028
Exercise price | $ / shares	[1]	$ 5.68
Remaining life (year)	[1]	2 years 6 months 21 days
Options outstanding	[1]	7,265	7,265
Unvested	[1]	0	0
Vested	[1]	7,265	7,265
Option Expiry Date January 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	January 19, 2034
Exercise price | (per share)		$ 5.68 [2]	$ 1.48
Remaining life (year)	[2]	3 years 6 months 21 days
Options outstanding	[2]	475,452	475,452
Unvested	[2]	158,484	158,484
Vested	[2]	316,968	316,968
Option Expiry Date January 4, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 4, 2033
Exercise price | $ / shares	[3]	$ 2.05
Remaining life (year)	[3]	4 years 5 months 19 days
Options outstanding	[3]	240,000	240,000
Unvested	[3]	204,444	204,444
Vested	[3]	35,556	35,556
Option Expiry Date January 23, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 23, 2033
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	8 years 5 months 8 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	5,167	5,167
Vested	[3]	2,833	2,833
Option Expiry Date March 1, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	March 1, 2033
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	8 years 5 months 26 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	5,167	5,167
Vested	[3]	2,833	2,833
Option Expiry Date March 15, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	March 15, 2033
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	8 years 7 months 2 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	5,500	5,500
Vested	[3]	2,500	2,500
Option Expiry Date April 2, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	April 2, 2033
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	8 years 7 months 17 days
Options outstanding	[3]	1,249	1,249
Vested	[3]	1,249	1,249
Option Expiry Date May 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	May 8, 2033
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	8 years 8 months 4 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	2,833	2,833
Vested	[3]	1,167	1,167
Option Expiry Date May 23, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	May 23, 2033
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	8 years 9 months 10 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	2,917	2,917
Vested	[3]	1,083	1,083
Option Expiry Date June 11, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	June 11, 2033
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	8 years 9 months 25 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	2,917	2,917
Vested	[3]	1,083	1,083
Option Expiry Date August 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	August 8, 2033
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	8 years 10 months 13 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	6,000	6,000
Vested	[3]	2,000	2,000
Option Expiry Date November 13, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	November 13, 2033
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	9 years 10 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	4,000	4,000
Vested	[3]	0	0
Option Expiry Date January 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 1, 2034
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	9 years 3 months 14 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	8,000	8,000
Vested	[3]	0	0
Option Expiry Date February 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 1, 2034
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	9 years 5 months 4 days
Options outstanding	[3]	12,000	12,000
Unvested	[3]	12,000	12,000
Vested	[3]	0	0
Option Expiry Date February 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 19, 2034
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	9 years 6 months 3 days
Options outstanding	[3]	4,000	4,000
Unvested	[3]	4,000	4,000
Vested	[3]	0	0
Option Expiry Date February 20, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 20, 2034
Exercise price | $ / shares	[3]	$ 2.04
Remaining life (year)	[3]	9 years 6 months 21 days
Options outstanding	[3]	8,000	8,000
Unvested	[3]	8,000	8,000
Vested	[3]	0	0

[1]	Exercise price of U.S. $4.10. The figure in the table above is translated at the July 31, 2024 rate.
[2]	Exercise price of U.S. $1.48. The figure in the table above is translated at the July 31, 2024 rate.
[3]	Exercise price of U.S. $1.47. The figure in the table above is translated at the July 31, 2024 rate.